Quarterly Financial Summary (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Summary

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In thousands, except per share amounts)
2013
Net sales	$586,597	$576,842	$591,196	$639,635
Gross profit	$195,911	$191,670	$209,611	$253,279
Restructuring and other charges, net(a)	$—	$—	$—	$33,361
Net income from continuing operations	$87,681	$88,500	$97,313	$162,232
Income (loss) from discontinued operations (net of tax)	1,835	2,628	531	(886)
Net income attributable to noncontrolling interests	(5,529)	(8,389)	(7,332)	(5,413)
Net income attributable to Albemarle Corporation	$83,987	$82,739	$90,512	$155,933
Basic earnings (loss) per share:
Continuing operations	$0.93	$0.95	$1.10	$1.93
Discontinued operations	0.02	0.03	0.01	(0.01)
	$0.95	$0.98	$1.11	$1.92

Shares used to compute basic earnings per share	88,719	84,028	81,385	81,226

Diluted earnings (loss) per share:
Continuing operations	$0.92	$0.95	$1.10	$1.92
Discontinued operations	0.02	0.03	0.01	(0.01)
	$0.94	$0.98	$1.11	$1.91

Shares used to compute diluted earnings per share	89,236	84,489	81,852	81,713

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In thousands, except per share amounts)
2012
Net sales	$656,615	$625,494	$604,368	$632,677
Gross profit	$246,068	$245,879	$215,534	$191,362
Restructuring and other charges, net(a)	$—	$94,703	$—	$16,982
Net income from continuing operations	$116,226	$51,987	$113,800	$43,833
Income (loss) from discontinued operations (net of tax)	2,407	1,608	634	(368)
Net income attributable to noncontrolling interests	(4,371)	(3,506)	(4,975)	(5,739)
Net income attributable to Albemarle Corporation	$114,262	$50,089	$109,459	$37,726
Basic earnings (loss) per share:
Continuing operations	$1.25	$0.54	$1.22	$0.42
Discontinued operations	0.03	0.02	0.01	—
	$1.28	$0.56	$1.23	$0.42

Shares used to compute basic earnings per share	88,997	89,414	89,327	89,018

Diluted earnings (loss) per share:
Continuing operations	$1.24	$0.54	$1.21	$0.42
Discontinued operations	0.03	0.02	0.01	—
	$1.27	$0.56	$1.22	$0.42

Shares used to compute diluted earnings per share	89,947	90,051	89,879	89,660

(a)	See Note 19, “Special Items.”